Verizon Owner Trust 2019-B Asset Backed Notes Sample Receivable Agreed-Upon Procedures Report To: Cellco Partnership Verizon ABS LLC 23 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Cellco Partnership
Verizon ABS LLC
1 Verizon Way
Basking Ridge, New Jersey 07920

Re:	Verizon Owner Trust 2019-B (the “Issuing Entity”) Asset Backed Notes (the “Notes”) Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Cellco Partnership d/b/a Verizon Wireless (the “Sponsor”), Verizon ABS LLC (the “Depositor”), MUFG Securities Americas Inc. (“MUFG”), BNP Paribas Securities Corp. (“BNP Paribas”), BofA Securities, Inc. (“BofA Securities”) and TD Securities (USA) LLC (“TD Securities,” together with the Sponsor, Depositor, MUFG, BNP Paribas and BofA Securities, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a revolving pool of device payment plan agreements (the “Receivables”) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “LOANTAPE_VZOT2019_B_STATPOOL_ABR_4_23_2019.txt” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to certain device payment plan agreements (the “Preliminary Receivables”) as of 19 April 2019 (the “Preliminary Cutoff Date”) that are expected to be representative of the Receivables,

b.	Certain servicing system extraction files:
	i.	Labeled “FINEY 04-24-2019 East.txt,”
	ii.	Labeled “FINEY 04-24-2019 North.txt” and
	iii.	Labeled “FINEY 04-24-2019 West.txt”

and the corresponding record layout and decode information (collectively, the “Vision Files”) that the Sponsor, on behalf of the Depositor, indicated contain information from the Sponsor’s computerized loan servicing system (the “Vision System”) relating to the Matching Preliminary Sample Receivables (as defined in Attachment A),

c.
A servicing system extraction file labeled “Loan ins reports 4-24-19.xlsx” and the corresponding record layout and decode information (the “Vision Extract File”) that the Sponsor, on behalf of the Depositor, indicated contains insurance indicator information from the Vision System relating to certain Sample Receivables (as defined in Attachment A),

d.
A servicing system extraction file labeled “VZOT 2019-B EY Random Sample (1000)_FICO_Requet.xlsx” and the corresponding record layout and decode information (the “Data Warehouse File”) that the Sponsor, on behalf of the Depositor, indicated contains FICO score information from the Vision System relating to the Sample Receivables,

e.	Imaged copies of:
	i.	The retail installment contract or installment loan agreement (collectively and as applicable, the “Contract”) and
ii.
Certain printed screen shots from the Vision System and the corresponding record layout and decode information (the “System Screen Shots,” together with the Contract, Vision Files, Vision Extract File and Data Warehouse File, the “Sources”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable,
f.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Preliminary Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originators of the Receivables complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

23 May 2019

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 4,000 Preliminary Receivables from the Preliminary Data File (the “Preliminary Sample Receivables”).  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Preliminary Sample Receivables or the methodology they instructed us to use to select the Preliminary Sample Receivables from the Preliminary Data File.

2.
For each Preliminary Sample Receivable, we compared the LOAN_NUM (the “Receivable Number”), as shown on the Preliminary Data File, to the corresponding INSTALL_LOAN_NO, as shown on the Vision Files, and noted that:

	a.	2,743 of the Preliminary Sample Receivables were included on both the Preliminary Data File and Vision Files (the “Matching Preliminary Sample Receivables”) and
	b.	1,257 of the Preliminary Sample Receivables included on the Preliminary Data File were not included on the Vision Files (the “Removed Preliminary Sample Receivables”).
The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the Removed Preliminary Sample Receivables.

3.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 1,000 Matching Preliminary Sample Receivables (the “Sample Receivables”) from the Preliminary Data File.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Data File.  The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures on the 1,743 Matching Preliminary Sample Receivables that are not Sample Receivables.

For the purpose of the procedures described in this report, the 1,000 Sample Receivables are referred to as Sample Receivable Numbers 1 through 1,000.

4.
For each Sample Receivable, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A.  The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Receivable Number	LOAN_NUM	Contract, Vision Files, Vision Extract File and Data Warehouse File	i.
Interest rate	INTEREST_RATE	Contract
Original loan amount	INSTALL_LOAN_AMT	Contract
Phone cost	LOAN_TAX_BASE_AMT	(a) Contract or (b) Contract and recalculation	ii.
Monthly payment amount	LOAN_MONTHLY_PMT_AMT	Contract
Loan first payment amount	LOAN_FIRST_COLL_AMT	Contract
Payment frequency	PAYMENT_FREQUENCY	Contract
Down payment amount	LOAN_DOWN_PMT_AMT	Contract
FICO score	FICO_SCORE	Data Warehouse File	iii.
Customer ID	CUST_ID	Vision Files	iv.
Account number	ACCT_NUM	Vision Files	iv.
Customer type	VSN_CUST_TYPE_CD	Vision Files or System Screen Shots	iv., v.
State	STATE_CODE	Vision Files or System Screen Shots	iv., v.
Customer establish date	OLDEST_CUST_EST_DT	Vision Files or System Screen Shots	iv., v.
Account establish date	ACCT_ESTB_DT	Vision Files	iv.
Date of loan origination	LOAN_CUST_SLS_DT	Vision Files	iv.
Number of lines in service on account	TOTAL_ACTV_LINE_CNT	Vision Files or System Screen Shots	iv., v.
Number of device payments on account	TOTAL_ACTV_LOAN_CNT	Vision Files or System Screen Shots	iv., v.
Last payment tender type	LAST_PMT_TENDER_DESC	Vision Files or System Screen Shots	iv., v., vi.
Description of retail outlet	CHANNEL	Vision Files	iv., vii.
Original tenure classification	TENURE_CUSTESTB_TO_SLS	Vision Files and recalculation	viii.
Current loan balance	LOAN_OUTST_BAL_AMT	Vision Files and recalculation	ix.

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Insurance indicator	INSURANCE_IND	Vision Files, Vision Extract File or System Screen Shots	v., x.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the phone cost Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the total sales price value or retail price value, as applicable, as shown on the Contract, or, if the Contract did not contain the total sales price value or retail price value, the Sponsor, on behalf of the Depositor, instructed us to recalculate the phone cost by adding the:

	a.	Original loan amount and
	b.	Down payment amount,
both as shown on the Contract.

iii.
For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, indicated that a FICO score value of “0,” as shown on the Preliminary Data File, corresponds to a FICO score value of “?,” as shown on the Data Warehouse File.

iv.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the field name on the Vision Files (and in accordance with notes v., vi. and vii., as applicable) corresponding to the Sample Characteristic, as shown in the following table:

Sample Characteristic	Vision Files Field Name

Customer ID	CUST_ID_NO
Account number	ACCT_NO
Customer type	CUST_TYP_CD
State	ST_CD
Customer establish date	ORIG_EFF_DT
Account establish date	ESTAB_DT
Date of loan origination	LOAN_CUST_SLS_DT
Number of lines in service on account	ACTIVE_MTNS_QTY
Number of device payments on account	LOANS_PER_CUST
Last payment tender type	PMT_MEDIA_CD
Description of retail outlet	SLS_DIST_CHNL_DSC

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

v.
For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Sources.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source (and in accordance with notes iv., vi. and x., as applicable, and the succeeding paragraph of this note v.).  We performed no procedures to reconcile any differences that may exist between various Sources for the indicated Sample Characteristics.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity which occurred after the Preliminary Cutoff Date.  For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Preliminary Cutoff Date.

vi.	For the purpose of comparing the last payment tender type Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement:
	a.	With a value of “?,” as shown on the Preliminary Data File, if the corresponding last payment tender type was “<blank>,” as shown on the Vision Files or System Screen Shots or
	b.	If the information on the Preliminary Data File agreed to any of the corresponding information on the System Screen Shots
(and in accordance with notes iv. and v., as applicable).

We performed no procedures to reconcile any differences that may exist relating to the last payment tender type information on the System Screen Shots.

vii.
For the purpose of comparing the description of retail outlet Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spacing.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

viii.	For each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to calculate the tenure (the “Tenure”) as the difference in days between the:
	a.	LOAN_CUST_SLS_DT and
	b.	ORIG_EFF_DT,
both as shown on the Vision Files.

For the purpose of comparing the original tenure classification Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the Tenure, as calculated in the preceding paragraph of this note viii., agreed with the corresponding value on the Preliminary Data File, in accordance with the following decode table:

Tenure	Preliminary Data File Value

Less than 210	New
210 to 364	Exist 8-12 Mo
365 to 729	Exist 1-2 Yr
730 to 1,094	Exist 2-3 Yr
1,095 to 1,459	Exist 3-4 Yr
1,460 to 1,824	Exist 4-5 Yr
Greater than 1,824	Exist 5+ Yr

ix.
For the purpose of comparing the current loan balance Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the current loan balance by subtracting the:

	a.	TOT_APPLIED_PMT_AMT from
	b.	INSTALL_LOAN_AMT,
both as shown on the Vision Files.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

x.
For the purpose of comparing the insurance indicator Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement in accordance with the decode information and corresponding Source (and in accordance with note v.) that is shown in the table below:

Preliminary Data File Value	Source Value	Source

Multi-line Insurance	DESC value of: • “TOTAL MOBILE PROTECTION MULTI-DEVICE $39,” • “TOTAL MOBILE PROTECTION MULTI-DVC FL $39” or • “TOTAL MOBILE PROTECTION MULTI-DEVICE ADD”	Vision Extract File
Multi-line Insurance	Description value of: • “ALB - TOTAL MOBILE PROTECT MULTI-DVC” or • “ALB - Verizon Protect Multi‑DVC”	System Screen Shots
No Insurance	OFFERING_DSC value of “<blank>”	Vision Files
Line level Insurance	DESC value other than: • “TOTAL MOBILE PROTECTION MULTI-DEVICE $39,” • “TOTAL MOBILE PROTECTION MULTI-DVC FL $39” or • “TOTAL MOBILE PROTECTION MULTI-DEVICE ADD”	Vision Extract File
Line level Insurance	Description value other than: • “ALB - TOTAL MOBILE PROTECT MULTI-DVC,” • “ALB - Verizon Protect Multi‑DVC” or • “<blank>”	System Screen Shots
Line level Insurance	OFFERING_DSC value other than “<blank>”	Vision Files

We performed no procedures to reconcile any differences that may exist between various Sources for the insurance indicator Sample Characteristic.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.